General	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	General:

Sapiens International Corporation N.V. (“Sapiens”) and its subsidiaries (collectively, the “Company”), a member of the Formula Systems (1985) Ltd. (“Formula”) Group, is a global provider of software solutions for the insurance industry. The ultimate parent of the Company is Asseco Poland S.A. (“Asseco”), a Polish public company, traded on the Warsaw Stock Exchange. The Company’s expertise is reflected in its innovative software, solutions and professional services for property & casualty (P&C); reinsurance; life, pension & annuity (L&P); workers’ compensation (WC); medical professional liability (MPL); financial & compliance (F&C); and decision modelling for both insurance and financial markets. The Company offers end to end solutions for insurers core, data & analytics and digital operations, as well as stand-alone solutions which help them optimize and maximize their current investment.

The Company mainly operates in North America, Europe and Asia Pacific.